TURNER FUNDS
                                  (THE "TRUST")

                         TURNER CONCENTRATED GROWTH FUND
                             TURNER CORE GROWTH FUND
                           TURNER EMERGING GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                          TURNER SMALL CAP GROWTH FUND
                      TURNER INTERNATIONAL CORE GROWTH FUND
                            TURNER MIDCAP EQUITY FUND
                          TURNER SMALL CAP EQUITY FUND
                           TURNER LARGE CAP VALUE FUND

                        SUPPLEMENT DATED OCTOBER 30, 2007
            TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED
                        JANUARY 31, 2007, AS SUPPLEMENTED

THE FOLLOWING INFORMATION REPLACES THE CORRESPONDING INFORMATION IN THE SAI. CAPITALIZED TERMS NOT DEFINED HEREIN HAVE THE MEANINGS ASCRIBED TO THEM IN THE SAI.

TURNER NEW ENTERPRISE FUND: The Turner New Enterprise Fund invests in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. The Fund generally invests in stocks of mid to large capitalization companies, and will generally purchase the securities of companies with market capitalizations of at least $1 billion, though it may invest in companies of any size. The Fund focuses on companies that Turner believes are positioned for accelerated growth of revenue and earnings ("New Enterprise companies"). The Fund seeks to invest in companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

The New Enterprise Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, ADRs (up to 15% of the New Enterprise Fund's net assets) and shares of other investment companies.

The New Enterprise Fund invests in rapidly growing, dynamic, publicly-traded companies. In many cases, these companies offer recently developed products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the smaller New

Enterprise companies represented in the Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Turner will seek to capture these price increases.

The New Enterprise Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of some New Enterprise company stocks. To manage risk and improve liquidity, Turner invests in a number of publicly-traded companies, representing a broad cross-section of New Enterprise companies.

The smaller capitalization companies the New Enterprise Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the Fund's shares may reflect that volatility.

ADDITIONALLY, THE FOLLOWING INFORMATION REPLACED THE CORRESPONDING INFORMATION IN THE SAI:

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of September 30, 2007:

CONCENTRATED GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
          Robert E. Turner          17 Accounts     33 Accounts    95 Accounts      1      $974     NONE      $0       3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Lead Manager)           $2.8 billion    $1.2 billion   $11.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
       Christopher K. McHugh        13 Accounts     28 Accounts     23 Accounts     3      $1.1      2        $4       3      $180
                                                                                 Accounts billion  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $4.4 billion   $604 million    $2.6 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            Bill McVail              7 Accounts     9 Accounts      46 Accounts    1        $61     NONE      $0       3      $137
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)            $1.2 billion   $148 million    $4.2 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

CORE GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
          Robert E. Turner          17 Accounts     33 Accounts    95 Accounts      1      $974     NONE      $0       3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $2.6 billion   $1.2 million   $11.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           Robb Parlanti            13 Accounts     25 Accounts     86 Accounts   NONE      $0      NONE      $0       2      $622
                                                                                                                    Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $1.5 billion   $1.1 billion    $9.8 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
             Mark Turner            15 Accounts     28 Accounts    90 Accounts      1      $974     NONE      $0       3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $2.5 billion   $1.1 billion    $9.8 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           Halie O'Shea              6 Accounts     13 Accounts     62 Accounts   NONE      $0      NONE      $0       2      $622
                                                                                                                    Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $308 million   $804 million    $7.0 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

EMERGING GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
        Frank L. Sustersic            1 Accounts     3 Accounts    12 Accounts    NONE      $0      NONE      $0     NONE      $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Lead Manager)             $53  million    $248 Thousand  $383 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          Bill McVail                 7 Accounts     9 Accounts     46 Accounts     1      $61      NONE      $0       3      $137
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $642 million   $148 million    $4.2 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
       Heather F. McMeekin           6 Accounts     15 Accounts     28 Accounts   NONE      $0      NONE      $0      NONE     $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $561 million   $338 million    $1.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

LARGE CAP GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
          Robert E. Turner          17 Accounts     33 Accounts    95 Accounts      1      $974     NONE      $0       3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Lead Manager)             $2.8 billion    $1.2 billion  $11.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          Mark Turner                15 Accounts    28 Accounts    90 Accounts      1      $974      NONE      $0      3      $653
                                                                                 Account  million                   Accounts milliom
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Co-Manager)              $2.7 billion    $1.1 billion    $9.8 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
        Robb J. Parlanti             13 Accounts    25 Accounts     86 Accounts
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Co-Manager)              $1.7 billion    $1.1 billion    $9.8 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
        Heather McMeekin              6 Accounts     15 Accounts     28 Accounts  NONE      $0      NONE      $0      NONE     $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Co-Manager)              $1.1 billion    $338 million   $1.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------


MIDCAP GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
     Christopher K. McHugh          13 Accounts      28 Accounts    23 Accounts    3       $1.1       2       $4       3      $180
                                                                                Accounts  billion  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
        (Lead Manager)              $3.1 billion    $604 million  $2.6 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         Tara Hedlund                9 Accounts      21 Accounts    16 Accounts    1        $67       2       $4       2      $149
                                                                                 Account  million  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Co-Manager)               $2.0 billion    $476 million   $946 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
       Jason Schrotberger            14 Accounts     27 Accounts    53 Accounts    1        $67       2       $4       5      $287
                                                                                 Account  million  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Co-Manager)               $2.5 billion    $501 million   $3.3 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------





                                       7



NEW ENTERPRISE FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
      Christopher K. McHugh          13 Accounts    28 Accounts     23 Accounts    3       $1.1       2       $4       3      $180
                                                                                Accounts  billion  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Lead Manager)            $4.4 billion    $604 million   $2.6 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
        Jason Schrotberger           14 Accounts    27 Accounts     53 Accounts    1        $67       2       $4       5      $287
                                                                                 Account  million  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $3.8 billion    $501 million   $3.3 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           Tara Hedlund              9 Accounts     21 Accounts     16 Accounts    1        $67       2       $4       2      $149
                                                                                 Account  million  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Co-Manager)             $3.3 billion    $476 million   $946 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------


SMALL CAP GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
            Bill McVail               7 Accounts     9 Accounts     46 Accounts     1      $61       NONE      $0      3      $137
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Lead Manager)           $963 million    $148 million   $4.2 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
       Jason D. Schrotberger         14 Accounts    27 Accounts     53 Accounts     1      $67        2        $4      5      $287
                                                                                 Account  million  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)            $3.5 billion    $501 million   $3.3 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            Rick Wetmore              4 Accounts     6 Accounts     37 Accounts   NONE      $0       NONE      $0      3      $137
                                                                                                                    Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)             $192 million   $25 million    $2.4 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

INTERNATIONAL CORE GROWTH FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
            Mark Turner              15 Accounts     28 Accounts    90 Accounts     1      $974     NONE       $0      3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Lead Manager)            $2.7 billion   $1.1 billion   $9.8 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
       Christopher K. McHugh         17 Accounts     33 Accounts    95 Accounts     1      $974     NONE       $0      3      $653
                                                                                 Account  million                   Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)            $2.9 billion    $1.2 billion  $11.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          Robert E. Turner           13 Accounts     28 Accounts    23 Accounts    3       $1.1       2       $4       3     $180
                                                                                Accounts  billion  Accounts million Accounts million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)            $4.5 billion    $604 million   $2.6 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
             Don Smith                  NONE        4 Accounts      4 Accounts    NONE      $0      NONE      $0       1      $31
                                                                                                                    Account  million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)                            $4.5 million   $96 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          Heather McMeekin            6 Accounts    15 Accounts    28 Accounts    NONE      $0      NONE      $0      NONE     $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)             $1.1 billion   $338 million   $1.5 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

MIDCAP EQUITY FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
            Steven Gold               3 Accounts     24 Accounts    23 Accounts   NONE      $0      NONE      $0       1       $9
                                                                                                                     Account million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
           (Lead Manager)           $633 million    $761 million   $1.3 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            Tom Dibella               3 Accounts    24 Accounts     25 Accounts   NONE      $0      NONE      $0       1       $9
                                                                                                                     Account million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
            (Co-Manager)            $633 million    $761 million   $1.4 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

SMALL CAP EQUITY FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
          Tom Dibella                 3 Accounts     24 Accounts    25 Accounts   NONE      $0      NONE      $0       1       $9
                                                                                                                     Account million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Co-Manager)              $568 million    $761 million   $1.4 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          Steven Gold                 3 Accounts     24 Accounts    23 Accounts   NONE      $0      NONE      $0       1       $9
                                                                                                                     Account million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Co- Manager)              $568 million    $761 million   $1.3 billion
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

LARGE CAP VALUE FUND

---------------------------------  --------------------------------------------- ---------------------------------------------------
(A)(1) PORTFOLIO MANAGER'S NAME    (a)(2) Number of other accounts managed       (a)(3) For each category in (a)(2) Number of
---------------------------------  within each category and the total assets in  accounts and the total assets in the accounts
(as listed on the Prospectus)      the accounts managed within each category     with respect to which the advisory fee is
                                                                                 based on the performance of the account
---------------------------------  --------------------------------------------- ---------------------------------------------------
                                   (A)            (B)            C.                Registered       Other Pooled           Other
--------------------------------------------------------------------------------   Investment        Investment           Accounts
                                   Registered        Other        Other             Companies         Vehicles
                                   Investment       Pooled       Accounts
                                   Companies      Investment
                                                   Vehicles
---------------------------------- --------------------------------------------- ---------------------------------------------------
                                                                                 Number             Number           Number
                                                                                   of      Total     of      Total     of     Total
                                                                                 Accounts  Assets  Accounts  Assets  Accounts Assets
---------------------------------- --------------------------------------------- --------------------------------------------------
          David Kovacs                1 Account      10 Accounts    4 Accounts    NONE      $0       NONE     $0      NONE     $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         (Lead Manager)              $65 million     $41 million   $186 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
         Jennifer Clark               1 Account      10 Accounts    4 Accounts    NONE      $0       NONE     $0      NONE     $0
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------
          (Co-Manager)               $65 million     $41 million   $186 million
---------------------------------- --------------- -------------- -------------- -------  -------  -------  ------- -------- -------

PORTFOLIO MANAGERS - PORTFOLIO MANAGER'S OWNERSHIP OF SECURITIES IN THE FUND

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2007. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).

------------------------------------- --------------------------------------- ----------------------------------------
Name of Fund                          Name of Portfolio Manager               Dollar Range of equity securities in
                                                                              the Fund beneficially owned by the
                                                                              Portfolio Manager
------------------------------------- --------------------------------------- ----------------------------------------
Concentrated Growth Fund              Robert E. Turner                                    over $1,000,000
                                      Christopher K. McHugh                              $50,001-$100,000
                                      Bill McVail                                        $100,001-$500,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Core Growth Fund                      Robert E. Turner                                    over $1,000,000
                                      Mark Turner                                         over $1,000,000
                                      Robb J. Parlanti                                   $100,001-$500,000
                                      Halie O'Shea                                        $10,001-$50,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Emerging Growth Fund                  Frank L. Sustersic                                 $100,001-$500,000
                                      Bill McVail                                        $100,001-$500,000
                                      Heather F. McMeekin                                $50,001-$100,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Large Cap Growth Fund                 Robert E. Turner                                    over $1,000,000
                                      Mark Turner                                              none
                                      Robb J. Parlanti                                   $100,001-$500,000
                                      Heather McMeekin                                    $10,001-$50,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Midcap Growth Fund                    Christopher K. McHugh                             $500,001-$1,000,000
                                      Tara Hedlund                                       $100,001-$500,000
                                      Jason Schrotberger                                  $10,001-$50,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
New Enterprise Fund                   Christopher K. McHugh                              $100,001-$500,000
                                      Jason Schrotberger                                  $10,001-$50,000
                                      Tara Hedlund                                          $1-$10,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Growth Fund                 Bill McVail                                        $100,001-$500,000
                                      Jason D. Schrotberger                                    None
                                      Rick Wetmore                                          $1-$10,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
International Core Growth Fund        Mark Turner                                         over $1,000,000
                                      Christopher K. McHugh                                    none
                                      Robert E. Turner                                  $500,001-$1,000,000
                                      Don Smith                                           $10,001-$50,000
                                      Heather McMeekin                                    $10,001-$50,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Midcap Equity Fund                    Tom Dibella                                        $100,001-$500,000
                                      Steven Gold                                         $10,001-$50,000
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Small Cap Equity Fund                 Tom Dibella                                        $100,001-$500,000
                                      Steven Gold                                              none
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Large Cap Value Fund                  David E. Kovacs                                   $500,001-$1,000,000
                                      Jennifer Clark                                        $1-$10,000
------------------------------------- --------------------------------------- ----------------------------------------

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